Share capital and Contributed Surplus - Schedule of number and weighted average exercise prices of share options (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 share $ / shares shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares	Dec. 31, 2019 share $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding, beginning of the period | share	0	59,536	28,838
Number of share options granted | share	29,357	9,500	52,988	0
Options from the Foremost qualifying transaction | shares	1,224
Number of share options exercised | share	(1,743)		(18,194)
Number of share options cancelled | share		(11,928)	(4,096)
Options outstanding, end of the period | share	28,838	57,108	59,536	0
Number of share options exercisable | share	7,474	43,618
Weighted average exercise price, beginning of the period	$ 0	$ 95.9	$ 45.5
Weighted average exercise price of share options granted	45.5	69.59	104.3
Weighted average exercise price of share options granted from Foremost qualifying transaction	32.9
Weighted average exercise price of share options exercised	35		50.4
Weighted average exercise price of share options cancelled		131.76	48.3
Weighted average exercise price, end of the period	45.5	83.87	$ 95.9	$ 0
Weighted average exercise price of share options exercisable	$ 42	$ 83.9